Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 14, 2011
AZL MVP BlackRock Global Allocation Fund | AZL MVP BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.06%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	425
AZL MVP BlackRock Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP BlackRock Global Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high total investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  The Fund is offered exclusively as an investment option for certain Contracts.  The table below reflects only Fund expenses and does not reflect Contract fees and expenses.  Please refer to the Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests primarily in the shares of another mutual fund managed by the Manager, AZL BlackRock Global Allocation Fund (the "Underlying Fund"), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund, underlying fund and market volatility. The Fund also may invest in other affiliated and unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund's MVP risk management process is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes, such as high yield bonds. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BGA Investments Trust (the "Subsidiary"), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to the Underlying Fund. The process is intended to limit market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

Under normal market conditions, the Manager generally will allocate approximately 80% - 100% of the Fund's assets to the Underlying Fund, or to other underlying funds, and up to 20% of the Fund's assets to (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund's derivative positions could exceed 20% of the Fund's value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Underlying Fund invests in a portfolio of equity, debt and money market securities.  At any given time, the Underlying Fund may emphasize either debt securities or equity securities. In selecting equity investments, the Underlying Fund mainly seeks securities that the Underlying Fund's subadviser believes are undervalued. The Underlying Fund may buy debt securities of varying maturities, debt securities paying a fixed or fluctuating rate of interest, and debt securities of any kind. The Underlying Fund may invest up to 35% of its total assets in "junk bonds," corporate loans and distressed securities. The Underlying Fund may also invest in real estate investment trusts.

The Underlying Fund generally seeks diversification across markets, industries and issuers. The Underlying Fund may invest in the securities of companies of any market capitalization.

The Underlying Fund may invest in the securities of corporate and governmental issuers located anywhere in the world. The Underlying Fund may emphasize foreign securities when the subadviser expects these investments to outperform U.S. securities. Under normal circumstances, the Underlying Fund will allocate a substantial amount (approximately 30%-40% or more) of its total assets in securities of (i) foreign government issuers, (ii) issuers organized or located outside the United States, (iii) issuers which primarily trade in a market located outside the United States, or (iv) issuers doing a substantial amount of business outside the United States. The Underlying Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries). The Underlying Fund actively manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Underlying Fund may own foreign cash equivalents or foreign bank deposits and non-U.S. currencies. The Underlying Fund may underweight or overweight a currency based on the subadviser's outlook.

The Underlying Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

Risk [Heading]	rr_RiskHeading	Princpal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

The Fund invests primarily in the AZL BlackRock Global Allocation Fund and is subject to risks associated with that investment:  market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably; issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security; selection risk, which is the risk that the subadviser's investment decisions will not produce the desire result; capitalization risk, which is the risk that smaller companies may have unpredictable or limited earnings, or securities which may be less liquid or experience more volatile prices than those of large companies; foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies; emerging markets risk, which includes risks involving less developed or more volatile trading markets, less developed legal and accounting systems, and greater likelihood of government restrictions, nationalization, or confiscation than developed countries; currency risk, which is the risk that foreign currencies may decline relative to the U.S. dollar, resulting in loss to the fund; real estate investments risk, related to the overall strength of the real estate market, the management of real estate investments trusts, and property management, all of which can be affected by a variety of factors, including national and regional economic conditions; commodities investments risk, because exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities; interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; security quality risk (sometimes called "high-yield risk" or "junk bond risk"), which is the risk that high yield, high risk debt securities may be subject to higher levels of credit and liquidity risk than higher quality debt securities; convertible securities risk, which is the risk that the value of convertible securities may be affected by interest rates, default by the issuer on principal or interest payments, and the value of the underlying stock into which the securities may be converted; distressed securities risk, because such securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds; sovereign debt risk, which is the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt; and risks related to the Underlying Fund's investments in a subsidiary formed in the Cayman Islands.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, including to the Subsidiary, and because the Underlying Fund also may invest in derivative securities, the Fund also is subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want To Invest?

Consider investing in this Fund if you are:

•	Seeking capital growth over the long term
•	Investing for long-term goals, such as retirement

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BGA Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.